Consolidated Statements of Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Comprehensive Income (Loss)	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Other Comprehensive Income (Loss)
Balance at Nov. 29, 2009	$ (107,992)		$ 947	$ 885,064		$ (992,950)	$ (1,053)
Balance (in shares) at Nov. 29, 2009			94,417,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) attributable to common shareholders	(13,739)	(13,739)				(13,739)
Foreign currency translation adjustment	8,041	8,041					8,041
Adjustment to defined benefit plan liability, net of tax of $2,003, $1,898, $(135) for 2012, 2011, 2010 respectively	549	549					549
Change in fair value of cash flow hedges, net of tax of $624, $597 and $373 for 2012, 2011, 2010 respectively	(532)	(532)					(532)
Share-based compensation	15,864			15,864
Exercise of stock options	296		4	292
Exercise of stock options (in shares)			391,000
Vesting of restricted share units, net	(4,600)		27	(4,627)
Vesting of restricted share units, net (in shares)			2,768,000
Vesting of restricted shares	(206)		1	(207)
Vesting of restricted shares (in shares)			112,000
Excess tax benefit on share based awards	417			417
Beneficial conversion features on Convertible Paid-in-Kind Notes	14,263			14,263
Comprehensive income (loss)		(5,681)
Balance at Nov. 28, 2010	(87,639)		979	911,066		(1,006,689)	7,005
Balance (in shares) at Nov. 28, 2010			97,688,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) attributable to common shareholders	(9,888)	(9,888)				(9,888)
Foreign currency translation adjustment	(5,347)	(5,347)					(5,347)
Adjustment to defined benefit plan liability, net of tax of $2,003, $1,898, $(135) for 2012, 2011, 2010 respectively	(3,051)	(3,051)					(3,051)
Change in fair value of cash flow hedges, net of tax of $624, $597 and $373 for 2012, 2011, 2010 respectively	884	884					884
Loss on termination of interest rate swaps, net of tax of $5,834	0
Share-based compensation	13,243			13,243
Exercise of stock options	630		3	627
Exercise of stock options (in shares)			373,000
Vesting of restricted share units, net	(3,651)		27	(3,678)
Vesting of restricted share units, net (in shares)			2,799,000
Vesting of restricted shares	(95)		1	(96)
Vesting of restricted shares (in shares)			56,000
Excess tax benefit on share based awards	(1,077)			(1,077)
Beneficial conversion features on Convertible Paid-in-Kind Notes	15,427			15,427
Comprehensive income (loss)		(17,402)
Balance at Nov. 27, 2011	(80,564)		1,010	935,512		(1,016,577)	(509)
Balance (in shares) at Nov. 27, 2011			100,916,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) attributable to common shareholders	10	10				10
Foreign currency translation adjustment	8,077	8,077					8,077
Adjustment to defined benefit plan liability, net of tax of $2,003, $1,898, $(135) for 2012, 2011, 2010 respectively	(3,227)	(3,227)					(3,227)
Change in fair value of cash flow hedges, net of tax of $624, $597 and $373 for 2012, 2011, 2010 respectively	(978)	(978)					(978)
Share-based compensation	8,117			8,117
Exercise of stock options	104		1	103
Exercise of stock options (in shares)			120,000
Vesting of restricted share units, net	(3,059)		34	(3,093)
Vesting of restricted share units, net (in shares)			3,286,000
Treasury shares repurchased				1,138	(1,138)
Excess tax benefit on share based awards	(768)			(768)
Beneficial conversion features on Convertible Paid-in-Kind Notes	14,768			14,768
Comprehensive income (loss)		3,882
Balance at Dec. 02, 2012	$ (57,520)		$ 1,045	$ 955,777	$ (1,138)	$ (1,016,567)	$ 3,363
Balance (in shares) at Dec. 02, 2012			104,322,000